Key management compensation and related party transactions (Schedule of detailed information about key management personnel) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [abstract]
Professional, other fees, and salaries	$ 214,914	$ 133,517	$ 107,201
Stock-based compensation	82,946	0	227,500
Key management compensation	$ 297,860	$ 133,517	$ 334,701